Investment Properties - 2019 Acquisition of Clemson Best Western Hotel Property (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019		Dec. 31, 2018
Real Estate [Line Items]
Below market leases			$ (331,420)
Fair Value of Assets Acquired			40,058,692
Purchase consideration
Consideration paid with cash			11,827,352
Consideration paid with assumed mortgage debt			14,275,000
Consideration paid with new mortgage debt			10,181,309
Consideration paid by noncontrolling interest			2,300,031
Total consideration			40,058,692
Clemson Best Western Property
Real Estate [Line Items]
Fair Value of Assets Acquired	$ 10,517,528
Purchase consideration
Consideration paid with cash	1,767,528
Consideration paid with new line of credit, short term	1,000,000
Consideration paid with new mortgage debt	7,750,000
Total consideration	10,517,528
Ashley Plaza Property
Real Estate [Line Items]
Below market leases	(978,715)
Fair Value of Assets Acquired	15,681,144
Purchase consideration
Consideration paid with cash	3,281,144
Consideration paid with new line of credit, short term	1,000,000
Consideration paid with new mortgage debt	11,400,000
Total consideration	15,681,144
Hanover Square Property
Real Estate [Line Items]
Below market leases	(217,047)	[1]	(217,047)
Fair Value of Assets Acquired	12,839,524	[2]	12,839,524
Purchase consideration
Consideration paid with cash	3,291,404	[3]	3,291,404
Consideration paid with assumed mortgage debt	8,527,315	[4]	8,527,315
Consideration paid with new mortgage debt	372,685	[5]	372,685
Consideration paid by noncontrolling interest	648,120	[6]	648,120
Total consideration	12,839,524	[7]	12,839,524
Investment property
Real Estate [Line Items]
Fair Value of Assets Acquired			34,520,701
Investment property | Clemson Best Western Property
Real Estate [Line Items]
Fair Value of Assets Acquired	10,328,953
Investment property | Ashley Plaza Property
Real Estate [Line Items]
Fair Value of Assets Acquired	14,199,028
Investment property | Hanover Square Property
Real Estate [Line Items]
Fair Value of Assets Acquired	11,493,360	[8]	11,493,360
Lease intangibles and other assets
Real Estate [Line Items]
Fair Value of Assets Acquired			1,732,375
Lease intangibles and other assets | Ashley Plaza Property
Real Estate [Line Items]
Fair Value of Assets Acquired	2,142,124
Lease intangibles and other assets | Hanover Square Property
Real Estate [Line Items]
Fair Value of Assets Acquired	1,093,057	[1]	1,093,057
Restricted cash created | Clemson Best Western Property
Real Estate [Line Items]
Fair Value of Assets Acquired	188,575
Restricted cash created | Ashley Plaza Property
Real Estate [Line Items]
Fair Value of Assets Acquired	123,321
Escrows and property reserves created or acquired
Real Estate [Line Items]
Fair Value of Assets Acquired			3,164,776
Escrows and property reserves created or acquired | Hanover Square Property
Real Estate [Line Items]
Fair Value of Assets Acquired	300,000	[9]	300,000
Above market leases
Real Estate [Line Items]
Fair Value of Assets Acquired			899,589
Above market leases | Ashley Plaza Property
Real Estate [Line Items]
Fair Value of Assets Acquired	195,386
Above market leases | Hanover Square Property
Real Estate [Line Items]
Fair Value of Assets Acquired	$ 170,154	[1]	$ 170,154

[1]	Represents the fair value of lease intangibles and other assets. Lease intangibles include leasing commissions, leases in place, above market leases, below market leases and legal and marketing costs associated with replacing existing leases.
[2]	Represents the total fair value of assets and liabilities acquired at closing.
[3]	Represents cash paid at closing and cash paid for acquisition (including intangible assets), escrows and closing costs paid outside of closing or directly by the Company.
[4]	Assumption of mortgage debt related to the purchase of the Hanover Square Property.
[5]	Issuance of new mortgage debt (an increase in the amount of the assumed mortgage) to fund the purchase of the Hanover Square Property. See mortgages payable.
[6]	Represents investment of noncontrolling interest paid at closing for the Hanover Square Property.
[7]	Represents the consideration paid for the fair value of the assets and liabilities acquired.
[8]	Represents the fair value of the investment property acquired which includes land, buildings, site improvements, tenant improvements and furniture and fixtures. The fair value was determined using the market approach, the cost approach, the income approach or a combination thereof. Closing and acquisition costs were allocated and added to the fair value of the tangible assets acquired.
[9]	Escrow deposits are restricted cash balances held by lenders for real estate taxes, insurance and reserves for capital improvements. These are generally created at closing. For the Hanover Square Property, $200,000 in existing reserves were purchased at closing from the Seller as part of the loan assumption (see (f) below) and the Company funded $100,000 in additional escrows at closing.